Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2012

HC Capital Trust

The date of this Supplement is April 18, 2013

The Real Estate Securities Portfolio:

Upon the recommendation of the Adviser, the Board of Trustees of HC Capital Trust has approved a modification of the Principal Investment Strategies of the Portfolio to allow the Portfolio to implement its real estate securities strategies by investing primarily in shares of other real estate-oriented investment companies, such as exchange-traded funds (“ETFs”). Accordingly, the following changes to the disclosure related to the Real Estate Securities Portfolio are effective April 26, 2013:

1. The following replaces the “Fees and Expenses” section on page 26 of the Prospectus:

Fees and Expenses

The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.05%
Other Expenses	0.08%
Acquired Fund Fees and Expense	0.18%
Total Annual Portfolio Operating Expenses	0.31%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

1 Year	$32
3 Years	$100
5 Years	$174
10 Years	$393

2. The following supplements the “Principal Investment Strategies” disclosure on page 26 of the Prospectus:

The Portfolio may implement its principal investment strategy by investing up to 100% of its assets in exchange-traded funds, that themselves invest in real estate-related securities.

3. The following supplements the “Principal Investment Risks” disclosure on page 27 of the Prospectus:

•
Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the other investment companies.

•
Exchange-Traded Funds Risk – An investment by the Portfolio in ETFs generally presents the same primary risks as an investment in other investment companies. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop or maintain an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments.